EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of funded obligations	R$ (5,630.2)	R$ (5,365.5)	R$ (5,476.5)
Fair value of plan assets	4,943.5	4,604.6	4,543.3
Present value of net obligations	(686.7)	(760.9)	(933.2)
Present value of unfunded obligations	(961.1)	(917.2)	(921.0)
Present value of net obligations	(1,647.8)	(1,678.1)	(1,854.2)
Asset ceiling	(367.6)	(182.6)	(163.3)
Net liabilities	(2,015.4)	(1,860.7)	(2,017.5)
Other long term employee benefits	(150.8)	(93.9)	(87.1)
Total employee benefits	(2,166.2)	(1,954.6)	(2,104.6)
Employee Benefits Assets [Member]
IfrsStatementLineItems [Line Items]
Total employee benefits	70.5	57.3	56.6
Employee Benefit Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total employee benefits	R$ (2,236.7)	R$ (2,011.9)	R$ (2,161.2)